May 7, 2010

Office of Insurance Products

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: VALIC Separate Account A ("Registrant")

Registration Statement on Form N-4

File Nos.: 333-137942 and 811-03240

Portfolio Director, Portfolio Director 2 and Portfolio Director Plus

Ladies and Gentlemen:

On behalf of the Registrant, we are submitting for filing, pursuant to the Securities Act of 1933, as amended, ("1933 Act") and The Investment Company Act of 1940, as amended ("1940 Act"), Post-Effective Amendment No. 11 and Amendment No. 164 under the 1933 Act and the 1940 Act, respectively, to the Registration Statement on Form N-4.

The purpose of this Rule 485(a)(1) filing is to revise the current guaranteed benefit feature, IncomeLOCK, to raise the fee and impose investment restrictions. Please contact me at 713-831-3164 if you have any questions or need more information.

Sincerely,

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

By /s/ Katherine Stoner

Vice President, Deputy General Counsel and Secretary

cc: Jeff Foor

Office of Insurance Products